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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A

                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE


               Report for the Quarter Ended December 31, 2001.

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     July 2, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           23

Form 13F Information Table Value Total:           $301,644


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                                        FORM 13F INFORMATION TABLE

                         TITLE                                                                                VOTING AUTHORITY
                          OF                  VALUE      SHARES/     SH/   PUT/   INVSTMT     OTHER    ---------------------------
NAME OF ISSUER           CLASS      CUSIP    (X$1,000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS      SOLE     SHARED    NONE
--------------           -----    ---------  --------   ----------   ---   ----   --------  ---------  ----------  -------  ------
AKAMAI TECHNOLOGIES INC  SB NT    00971TAC5    12,417   24,110,000   PRN           SOLE                24,110,000
                         CV
                         5.5%07

ALEXION PHARMACEUTICALS  NOTE     015351AB5    21,313   31,575,000   PRN           SOLE                31,575,000
 INC                     5.75%
                         3/1

AT & T CDA INC           DEPS     00207Q202     1,311       43,418   SH            SOLE                    43,418
                         RCPT

                         CL B
AT & T CDA INC           DEPS     00207Q902    22,793      755,000   SH    CALL    SOLE                   755,000
                         RCPT

                         CL B
CAPITAL ONE FINL CORP    COM      14040H955    33,287      617,000   SH    PUT     SOLE                   617,000
CONSECO INC              COM      208464907     4,186      938,500   SH    CALL    SOLE                   938,500
CONSECO INC              COM      208464107     2,431      545,000   SH    PUT     SOLE                   545,000
DYNEGY INC NEW           CL A     26816Q901    10,200      400,000   SH    CALL    SOLE                   400,000
DYNEGY INC NEW           CL A     26816Q951    20,400      800,000   SH    PUT     SOLE                   800,000
INTERNET CAP GROUP INC   COM      46059C106     1,711    1,414,257   SH            SOLE                 1,414,257
METROMEDIA FIBER         CL A     591689104     5,930   13,477,900   SH            SOLE                13,477,900
 NETWORK INC

MPOWER HOLDING CORP      COM      62473L101       507    1,126,177   SH            SOLE                 1,126,177
MPOWER HOLDING CORP      PFD CV   62473L200       476      380,500   PRN           SOLE                   380,500
                         D 7.25%
NETWORK PLUS CORP        DP       64122D605       209       50,000   SH            SOLE                    50,000
                         1/10A
                         CV7.5

RITE AID CORP            COM      767754104   134,166   26,515,118   SH            SOLE                26,515,118
RITE AID CORP            COM      767754104    16,192    3,200,000   SH    PUT     SOLE                 3,200,000
SILICON GRAPHICS INC     COM      827056102       315      150,001   SH            SOLE                   150,001
UNITEDGLOBALCOM          PFD CV   913247201     4,379      518,250   PRN           SOLE                   518,250
                         1/20
                         DSR

UNITEDGLOBALCOM          CL A     913247508     1,920      383,936   SH            SOLE                   383,936
WILMINGTON TRUST CORP    COM      971807102     5,962       94,165   SH            SOLE                    94,165
XO COMMUNICATIONS INC    CL A     983764101       497    5,180,000   SH            SOLE                 5,180,000
XO COMMUNICATIONS INC    SB NT    983764AA9       522   52,150,000   PRN           SOLE                52,150,000
                         CV 144A
                         09

XO COMMUNICATIONS INC    SUB NT   983764AC5       520   52,000,000   PRN           SOLE                52,000,000
                         CV
                         5.75%09